Financial Instruments - Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	₺ 5,243	₺ 4,690
Provision for impairment recognized during the year	998	553
Closing balance	6,241	5,243
Other assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	627,380	627,578
Provision for impairment recognized during the year	459,711	452,506
Amounts collected	(200,225)	(153,674)
Receivables written off during the year as uncollectible	(300,405)	(300,119)
Disposal of subsidiaries		(49)
Exchange differences	51,189	1,138
Closing balance	637,650	627,380
Other Assets From Financial Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Opening balance	154,548	163,500
Provision for impairment recognized during the year	66,678	126,246
Amounts collected	(56,000)	(76,036)
Exchange differences		(96)
Unused amount reversed	(73,132)	(59,066)
Closing balance	₺ 92,094	₺ 154,548